Prepayment for Construction of Properties	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT FOR CONSTRUCTION OF PROPERTIES

NOTE 8 – PREPAYMENT FOR CONSTRUCTION OF PROPERTIES

During the year ended December 31, 2018, the Company made prepayment of $3,707,700 (RMB 25.5 million) to a subcontractor for the construction of facilities in its newly established REIT Yancheng. The Company presented this balance as non-current assets on its balance sheet due to its long-term nature.